SP Funds S&P 500 Sharia Industry Exclusions ETF

Schedule of Investments at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Apparel - 0.9%
Nike, Inc. - Class B	10,114	$1,076,636
Tapestry, Inc.	2,011	69,842
VF Corp.	2,556	105,946
		1,252,424
Auto Manufacturers - 3.9%
Cummins, Inc.	1,124	242,076
Tesla, Inc. (1)	20,021	5,517,988
		5,760,064
Auto Parts & Equipment - 0.1%
Aptiv PLC (1)	2,157	201,529

Beverages - 2.9%
The Coca-Cola Co.	31,103	1,919,366
Keurig Dr. Pepper, Inc.	5,878	224,069
Monster Beverage Corp. (1)	2,996	266,135
PepsiCo, Inc.	11,022	1,898,760
		4,308,330
Biotechnology - 2.4%
Amgen, Inc.	4,257	1,022,957
Biogen, Inc. (1)	1,163	227,227
Bio-Rad Laboratories, Inc. - Class A (1)	169	81,972
Corteva, Inc.	5,768	354,328
Illumina, Inc. (1)	1,250	252,050
Incyte Corp. (1)	1,486	104,659
Moderna, Inc. (1)	2,757	364,668
Regeneron Pharmaceuticals, Inc. (1)	858	498,550
Vertex Pharmaceuticals, Inc. (1)	2,038	574,227
		3,480,638
Building Materials - 0.8%
Carrier Global Corp.	6,760	264,451
Fortune Brands Home & Security, Inc.	1,041	63,949
Johnson Controls International PLC	5,545	300,206
Martin Marietta Materials, Inc.	493	171,421
Masco Corp.	1,882	95,737
Mohawk Industries, Inc. (1)	407	44,917
Vulcan Materials Co.	1,057	175,980
		1,116,661
Chemicals - 2.2%
Air Products and Chemicals, Inc.	1,768	446,332
Albemarle Corp.	933	250,007
DuPont de Nemours, Inc.	4,059	225,843
Ecolab, Inc.	1,981	324,547
FMC Corp.	1,003	108,404
Linde PLC	4,011	1,134,551
PPG Industries, Inc.	1,878	238,468
The Sherwin-Williams Co.	1,906	442,383
		3,170,535
Commercial Services - 0.4%
Cintas Corp.	693	281,940
Gartner, Inc. (1)	637	181,749
Robert Half International, Inc.	859	66,117
Rollins, Inc.	1,788	60,363
		590,169
Computers - 13.8%
Apple, Inc.	122,164	19,206,624
Cognizant Technology Solutions Corp. - Class A	4,149	262,092
EPAM Systems, Inc. (1)	455	194,057
Fortinet, Inc. (1)	5,310	258,544
HP, Inc.	8,397	241,078
NetApp, Inc.	1,766	127,382
		20,289,777
Cosmetics & Personal Care - 2.5%
Colgate-Palmolive Co.	6,679	522,365
The Estee Lauder Companies, Inc. - Class A	1,847	469,840
The Procter & Gamble Co.	19,126	2,638,240
		3,630,445
Distribution & Wholesale - 0.6%
Copart, Inc. (1)	1,703	203,764
Fastenal Co.	4,564	229,706
LKQ Corp.	2,076	110,485
Pool Corp.	318	107,862
W.W. Grainger, Inc.	341	189,235
		841,052
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	4,734	386,957
Generac Holdings, Inc. (1)	508	111,968
		498,925
Electronics - 0.9%
Agilent Technologies, Inc.	2,390	306,518
Allegion PLC	699	66,475
Fortive Corp.	2,848	180,364
Garmin Ltd.	1,202	106,365
Mettler-Toledo International, Inc. (1)	177	214,605
TE Connectivity Ltd.	2,566	323,855
Trimble, Inc. (1)	1,993	126,057
		1,324,239
Energy - Alternate Sources - 0.3%
Enphase Energy, Inc. (1)	1,074	307,636
SolarEdge Technologies, Inc. (1)	442	121,979
		429,615
Enviromental Control - 0.5%
Pentair PLC	1,316	58,562
Republic Services, Inc.	1,653	235,916
Waste Management, Inc.	3,043	514,358
		808,836
Food - 0.8%
The Hershey Co.	1,163	261,291
Lamb Weston Holdings, Inc.	1,145	91,062
McCormick & Co., Inc.	1,983	166,711
Mondelez International, Inc.	11,032	682,439
		1,201,503
Healthcare - Products - 6.4%
Abbott Laboratories	13,956	1,432,584
ABIOMED, Inc. (1)	361	93,600
Align Technology, Inc. (1)	582	141,833
Bio-Techne Corp.	311	103,193
Boston Scientific Corp. (1)	11,397	459,413
The Cooper Companies, Inc.	390	112,102
Danaher Corp.	5,157	1,391,926
DENTSPLY SIRONA, Inc.	1,715	56,201
Edwards Lifesciences Corp. (1)	4,956	446,535
Henry Schein, Inc. (1)	1,100	80,751
Hologic, Inc. (1)	1,986	134,174
IDEXX Laboratories, Inc. (1)	670	232,905
Intuitive Surgical, Inc. (1)	2,861	588,622
Medtronic PLC	10,692	940,041
ResMed, Inc.	1,165	256,207
STERIS PLC	796	160,299
Stryker Corp.	2,682	550,346
Teleflex, Inc.	371	83,942
Thermo Fisher Scientific, Inc.	3,120	1,701,398
Waters Corp. (1)	480	143,328
West Pharmaceutical Services, Inc.	588	174,454
Zimmer Biomet Holdings, Inc.	1,669	177,448
		9,461,302
Healthcare - Services - 0.3%
Catalent, Inc. (1)	1,416	124,608
Charles River Laboratories International, Inc. (1)	402	82,510
Laboratory Corp. of America Holdings	736	165,799
Quest Diagnostics, Inc.	936	117,290
		490,207
Home Builders - 0.4%
D.R. Horton, Inc.	2,554	181,717
Lennar Corp. - Class A	2,061	159,625
NVR, Inc. (1)	24	99,361
PulteGroup, Inc.	1,895	77,051
		517,754
Household Products & Wares - 0.5%
Avery Dennison Corp.	648	118,986
Church & Dwight Co., Inc.	1,935	161,979
The Clorox Co.	974	140,587
Kimberly-Clark Corp.	2,685	342,391
		763,943
Internet - 9.8%
Alphabet, Inc. - Class A (1)	47,721	5,164,367
Alphabet, Inc. - Class C (1)	43,739	4,774,112
Booking Holdings, Inc. (1)	322	604,011
CDW Corp.	1,075	183,502
eBay, Inc.	4,462	196,908
F5, Inc. (1)	479	75,232
Meta Platforms, Inc. - Class A (1)	18,283	2,978,849
NortonLifeLock, Inc.	4,627	104,524
Twitter, Inc. (1)	6,079	235,561
VeriSign, Inc. (1)	759	138,305
		14,455,371
Iron & Steel - 0.2%
Nucor Corp.	2,119	281,700

Machinery - Diversified - 0.8%
Dover Corp.	1,143	142,829
IDEX Corp.	604	121,531
Ingersoll Rand, Inc.	3,230	153,005
Nordson Corp.	419	95,184
Otis Worldwide Corp.	3,369	243,309
Rockwell Automation, Inc.	921	218,222
Westinghouse Air Brake Technologies Corp.	1,456	127,618
Xylem, Inc.	1,427	130,000
		1,231,698
Media - 0.0% (2)
News Corp. - Class A	3,096	52,384
News Corp. - Class B	956	16,482
		68,866
Mining - 0.2%
Newmont Corp.	6,324	261,561

Miscellaneous Manufacturers - 1.2%
3M Co.	4,531	563,430
A.O. Smith Corp. - Class A	1,026	57,918
Eaton Corp. PLC	3,179	434,379
Illinois Tool Works, Inc.	2,258	439,926
Trane Technologies PLC	1,863	287,032
		1,782,685
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	411	123,974

Oil & Gas - 5.5%
Chevron Corp.	15,662	2,475,536
ConocoPhillips	10,311	1,128,539
Coterra Energy, Inc.	6,423	198,535
EOG Resources, Inc.	4,668	566,228
Exxon Mobil Corp.	33,582	3,210,103
Pioneer Natural Resources Co.	1,793	454,024
		8,032,965
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	7,457	188,364

Packaging & Containers - 0.1%
Packaging Corp. of America	746	102,142

Pharmaceuticals - 6.7%
Becton Dickinson and Co.	2,271	573,246
Dexcom, Inc. (1)	3,128	257,153
Eli Lilly & Co.	6,285	1,893,231
Johnson & Johnson	20,975	3,384,106
Merck & Co., Inc.	20,160	1,720,858
Pfizer, Inc.	45,078	2,038,878
		9,867,472
Real Estate Invesment Trusts (REITs) - 2.3%
AvalonBay Communities, Inc.	1,109	222,809
Camden Property Trust	846	108,719
Crown Castle, Inc.	3,450	589,364
Duke Realty Corp.	3,059	180,022
Equinix, Inc.	725	476,593
Equity Residential	2,727	199,562
Essex Property Trust, Inc.	526	139,422
Mid-America Apartment Communities, Inc.	916	151,754
Prologis, Inc.	5,896	734,111
Public Storage	1,216	402,289
Weyerhaeuser Co.	5,939	202,876
		3,407,521
Retail - 4.4%
Advance Auto Parts, Inc.	486	81,959
AutoZone, Inc. (1)	156	330,597
Dollar Tree, Inc. (1)	1,794	243,410
Genuine Parts Co.	1,124	175,355
The Home Depot, Inc.	8,236	2,375,427
Lowe's Companies, Inc.	5,270	1,023,118
O'Reilly Automotive, Inc. (1)	523	364,594
Ross Stores, Inc.	2,799	241,469
Starbucks Corp.	9,141	768,484
The TJX Companies, Inc.	9,360	583,596
Tractor Supply Co.	893	165,339
Ulta Beauty, Inc. (1)	413	173,406
		6,526,754
Semiconductors - 8.8%
Advanced Micro Devices, Inc. (1)	12,913	1,095,926
Analog Devices, Inc.	4,172	632,183
Applied Materials, Inc.	7,042	662,441
Broadcom, Inc.	3,252	1,623,106
Intel Corp.	32,592	1,040,337
KLA Corp.	1,188	408,826
Lam Research Corp.	1,106	484,329
Microchip Technology, Inc.	4,421	288,470
Micron Technology, Inc.	8,898	503,004
Monolithic Power Systems, Inc.	347	157,253
NVIDIA Corp.	19,962	3,013,064
NXP Semiconductors NV	2,092	344,301
ON Semiconductor Corp. (1)	3,461	238,013
QUALCOMM, Inc.	8,926	1,180,642
Teradyne, Inc.	1,276	108,001
Texas Instruments, Inc.	7,350	1,214,294
		12,994,190
Software - 14.4%
Adobe, Inc. (1)	3,766	1,406,375
Akamai Technologies, Inc. (1)	1,270	114,656
ANSYS, Inc. (1)	689	171,079
Autodesk, Inc. (1)	1,731	349,212
Cadence Design Systems, Inc. (1)	2,198	381,947
Ceridian HCM Holding, Inc. (1)	1,063	63,397
Citrix Systems, Inc.	994	102,153
Microsoft Corp.	59,437	15,540,992
Paycom Software, Inc. (1)	381	133,807
PTC, Inc. (1)	824	94,669
Roper Technologies, Inc.	842	338,972
Salesforce, Inc. (1)	7,920	1,236,471
ServiceNow, Inc. (1)	1,597	694,088
Synopsys, Inc. (1)	1,219	421,798
Tyler Technologies, Inc. (1)	329	122,227
		21,171,843
Telecommunications - 1.6%
Arista Networks, Inc. (1)	1,793	214,945
Cisco Systems, Inc.	33,117	1,480,992
Corning, Inc.	6,058	207,911
Juniper Networks, Inc.	2,575	73,182
Motorola Solutions, Inc.	1,333	324,465
		2,301,495
Transportation - 2.6%
C.H. Robinson Worldwide, Inc.	1,013	115,634
CSX Corp.	17,333	548,589
Expeditors International of Washington, Inc.	1,337	137,564
J.B. Hunt Transport Services, Inc.	666	115,897
Norfolk Southern Corp.	1,898	461,461
Old Dominion Freight Line, Inc.	731	198,401
Union Pacific Corp.	5,004	1,123,448
United Parcel Service, Inc. - Class B	5,853	1,138,467
		3,839,461
Total Common Stocks
(Cost $147,030,752)		146,776,010

Total Investments in Securities - 99.7%
(Cost $147,030,752)		146,776,010
Other Assets in Excess of Liabilities - 0.3%		394,407
Total Net Assets - 100.0%		$147,170,417

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at August 31, 2022 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$146,776,010	$–	$–	$146,776,010
Total Investments in Securities	$146,776,010	$–	$–	$146,776,010

(1) See Schedule of Investments for the industry breakout.